SEGMENT REPORTING (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of operating segments [line items]
Sales of goods	¥ 2,300,470	¥ 1,880,190	¥ 1,977,877
Other operating revenues	59,723	50,721	42,498
Total operating revenues	2,360,193	1,930,911	2,020,375
Total segment operating income	71,470	77,193	56,822
Aggregate share of profits from associates and joint ventures	16,525	9,306	8,362
Aggregate investment income	262	263	466
Net finance costs	(1,560)	(6,611)	(9,239)
Earnings before income tax	86,697	80,151	56,411
Total segment assets	1,254,771	1,195,341	1,255,863
Interest in associates and joint ventures	131,087	116,812	84,293
Available-for-sale financial assets	1,676	11,408	10,964
Deferred tax assets	15,131	7,214	7,469
Cash and cash equivalents and time deposits with financial institutions	165,004	142,497	69,666
Other unallocated assets	27,835	25,337	19,013
Total assets	1,595,504	1,498,609	1,447,268
Total segment liabilities	518,172	440,569	405,685
Short-term debts	55,338	56,239	41,517
Income tax payable	13,015	6,051	1,048
Long-term debts	55,804	72,674	95,446
Loans from Sinopec Group Company and fellow subsidiaries	68,631	63,352	88,229
Deferred tax liabilities	6,466	7,661	8,259
Other unallocated liabilities	25,188	20,828	18,923
Total liabilities	742,614	667,374	659,107
Capital expenditure	99,384	76,456	112,412
Depreciation, depletion and amortization	115,310	108,425	96,460
Impairment losses on long-lived assets	21,258	16,425	5,146
Non-current assets	1,027,901	1,046,096	1,085,399
Mainland China
Disclosure of operating segments [line items]
Total operating revenues	1,758,365	1,488,117	1,580,856
Non-current assets	979,329	1,000,209	1,029,318
Singapore
Disclosure of operating segments [line items]
Total operating revenues	269,349	152,068	147,090
Others [member]
Disclosure of operating segments [line items]
Total operating revenues	332,479	290,726	292,429
Non-current assets	48,572	45,887	56,081
Elimination of inter-segment sales [member]
Disclosure of operating segments [line items]
Total segment operating income	(1,655)	1,581	4,566
Aggregate investment income			(822)
Elimination of inter-segment sales [member] | Inter-segment sales
Disclosure of operating segments [line items]
Sales of goods	(1,445,955)	(1,168,732)	(1,264,305)
Exploration and production
Disclosure of operating segments [line items]
Sales of goods	146,972	106,397	128,759
Other operating revenues	10,533	9,542	9,894
Total segment operating income	(45,944)	(36,641)	(17,418)
Aggregate share of profits from associates and joint ventures	1,449	(1,203)	633
Aggregate investment income	40	24	835
Total segment assets	343,404	402,476	447,307
Total segment liabilities	99,568	95,944	96,773
Capital expenditure	31,344	32,187	54,710
Depreciation, depletion and amortization	66,843	61,929	52,155
Impairment losses on long-lived assets	13,556	11,605	4,864
Exploration and production | External sales
Disclosure of operating segments [line items]
Sales of goods	69,168	47,443	57,740
Exploration and production | Inter-segment sales
Disclosure of operating segments [line items]
Sales of goods	77,804	58,954	71,019
Refining segment
Disclosure of operating segments [line items]
Sales of goods	1,006,749	850,300	921,612
Other operating revenues	5,104	5,486	5,004
Total segment operating income	65,007	56,265	20,959
Aggregate share of profits from associates and joint ventures	989	1,075	725
Aggregate investment income	28	(4)	(8)
Total segment assets	273,123	260,903	264,573
Total segment liabilities	101,429	82,170	58,578
Capital expenditure	21,075	14,347	15,132
Depreciation, depletion and amortization	18,408	17,209	16,557
Impairment losses on long-lived assets	1,894	1,655	9
Refining segment | External sales
Disclosure of operating segments [line items]
Sales of goods	132,478	102,983	120,650
Refining segment | Inter-segment sales
Disclosure of operating segments [line items]
Sales of goods	874,271	747,317	800,962
Marketing and distribution
Disclosure of operating segments [line items]
Sales of goods	1,195,864	1,030,853	1,089,154
Other operating revenues	28,333	22,004	17,512
Total segment operating income	31,569	32,153	28,855
Aggregate share of profits from associates and joint ventures	2,945	2,362	1,379
Aggregate investment income	90	90	70
Total segment assets	309,727	292,328	283,416
Total segment liabilities	164,101	133,303	118,897
Capital expenditure	21,539	18,493	22,115
Depreciation, depletion and amortization	15,463	14,540	14,075
Impairment losses on long-lived assets	675	267	19
Marketing and distribution | External sales
Disclosure of operating segments [line items]
Sales of goods	1,191,902	1,027,373	1,086,098
Marketing and distribution | Inter-segment sales
Disclosure of operating segments [line items]
Sales of goods	3,962	3,480	3,056
Chemicals segment
Disclosure of operating segments [line items]
Sales of goods	423,429	322,903	320,454
Other operating revenues	14,314	12,211	8,417
Total segment operating income	26,977	20,623	19,476
Aggregate share of profits from associates and joint ventures	9,621	5,696	3,343
Aggregate investment income	86	119	41
Total segment assets	158,472	144,371	151,646
Total segment liabilities	35,293	32,072	27,243
Capital expenditure	23,028	8,849	17,634
Depreciation, depletion and amortization	12,873	12,654	12,088
Impairment losses on long-lived assets	4,922	2,898	142
Chemicals segment | External sales
Disclosure of operating segments [line items]
Sales of goods	373,814	284,289	276,640
Chemicals segment | Inter-segment sales
Disclosure of operating segments [line items]
Sales of goods	49,615	38,614	43,814
Corporate and others
Disclosure of operating segments [line items]
Sales of goods	973,411	738,469	782,203
Other operating revenues	1,439	1,478	1,671
Total segment operating income	(4,484)	3,212	384
Aggregate share of profits from associates and joint ventures	1,521	1,376	2,282
Aggregate investment income	18	34	350
Total segment assets	170,045	95,263	108,921
Total segment liabilities	117,781	97,080	104,194
Capital expenditure	2,398	2,580	2,821
Depreciation, depletion and amortization	1,723	2,093	1,585
Impairment losses on long-lived assets	211		112
Corporate and others | External sales
Disclosure of operating segments [line items]
Sales of goods	533,108	418,102	436,749
Corporate and others | Inter-segment sales
Disclosure of operating segments [line items]
Sales of goods	¥ 440,303	¥ 320,367	¥ 345,454